Property, Plant and Equipment - Summary of Property Plant and Equipment (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Property Plant And Equipment [Line Items]
Total		$ 66,256,220	$ 64,497,360
Less: Accumulated depreciation and impairment loss		(44,808,097)	(27,151,644)
Property, plant and equipment, net	$ 1,412,323	21,448,123	37,345,716
Land
Property Plant And Equipment [Line Items]
Total		182,831	182,001
Building and Building Components
Property Plant And Equipment [Line Items]
Total		27,226,065	26,499,100
Laboratory, and plant equipment
Property Plant And Equipment [Line Items]
Total		37,372,148	36,583,756
Furniture and office equipment
Property Plant And Equipment [Line Items]
Total		597,075	539,648
Computer equipment
Property Plant And Equipment [Line Items]
Total		$ 878,101	$ 692,855